Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 2,518	$ 2,085
Short-term investments	740	740
Accounts receivable, net (including receivables from related parties of $304 and $279 as of September 30, 2025 and March 31, 2025, respectively)	1,119	1,107
Contract assets (including contract assets from related parties of $352 and $152 as of September 30, 2025 and March 31, 2025, respectively)	647	642
Prepaid expenses and other current assets	346	256
Total current assets	5,370	4,830
Non-current assets:
Property and equipment, net	573	354
Operating lease right-of-use assets	358	320
Finance lease right-of-use assets	83	40
Equity investments (including investments held under fair value option of $294 and $300 as of September 30, 2025 and March 31, 2025, respectively)	556	565
Goodwill	1,625	1,620
Intangible assets, net	245	151
Deferred tax assets	403	401
Non-current portion of contract assets	248	346
Other non-current assets	249	305
Total non-current assets	4,340	4,102
Total assets	9,710	8,932
Current liabilities:
Accrued compensation and benefits	115	140
Tax liabilities	98	124
Contract liabilities (including contract liabilities from related parties of $88 and $105 as of September 30, 2025 and March 31, 2025, respectively)	296	209
Operating lease liabilities	37	30
Other current liabilities (including payables to related parties of $6 and $11 as of September 30, 2025 and March 31, 2025, respectively)	414	426
Total current liabilities	960	929
Non-current liabilities:
Non-current portion of accrued compensation	27	26
Deferred tax liabilities	27	41
Non-current portion of contract liabilities	734	702
Non-current portion of operating lease liabilities	373	316
Other non-current liabilities	182	79
Total non-current liabilities	1,343	1,164
Total liabilities	2,303	2,093
Commitments and contingencies (Note 13)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,097 shares authorized and 1,061 shares issued and outstanding as of September 30, 2025; and 1,088 shares authorized and 1,057 shares issued and outstanding as of March 31, 2025	2	2
Additional paid-in capital	3,101	2,922
Accumulated other comprehensive income (loss)	393	372
Retained earnings	3,911	3,543
Total shareholders’ equity	7,407	6,839
Total liabilities and shareholders’ equity	$ 9,710	$ 8,932